2. Summary of significant accounting policies (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)
Research and Development Costs | $		$ 475		$ 852		$ 631
Advertising and promotional expenses | $		$ 13		$ 17		$ 44
ZHEJIANG JIAHUAN
Research and Development Costs	¥ 8,814		¥ 6,982		¥ 4,981
ZHEJIANG TIANLAN
Research and Development Costs	13,808		18,895		21,796
Advertising and promotional expenses	¥ 58		¥ 24		¥ 11